Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0
Common stock, shares authorized (in shares)	100,000,000	0
Common stock, shares issued (in shares)	2,500,000	0
Common stock, shares outstanding (in shares)	2,500,000	0
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0
Common stock, shares authorized (in shares)	100,000,000	0
Common stock, shares issued (in shares)	24,000,000	0
Common stock, shares outstanding (in shares)	24,000,000	0